Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
March 31, 2022
USE-NPRT3-0522
1.9900196.101
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	517,900	12,237,977
Liberty Global PLC Class C (a)	2,104,918	54,538,425
		66,776,402
Entertainment - 1.5%
Activision Blizzard, Inc.	582,225	46,642,045
Cinemark Holdings, Inc. (a)(b)	836,400	14,452,992
Electronic Arts, Inc.	395,296	50,008,897
Endeavor Group Holdings, Inc. (a)	336,500	9,933,480
Lions Gate Entertainment Corp.:
Class A (a)(b)	89,400	1,452,750
Class B (a)	626,326	9,413,680
Marcus Corp. (a)(b)	439,600	7,780,920
Netflix, Inc. (a)	159,205	59,636,601
Take-Two Interactive Software, Inc. (a)	169,960	26,129,650
The Walt Disney Co. (a)	626,020	85,864,903
Warner Music Group Corp. Class A	139,200	5,268,720
World Wrestling Entertainment, Inc. Class A (b)	228,724	14,281,527
Zynga, Inc. (a)	313,188	2,893,857
		333,760,022
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A (a)	351,420	977,422,017
Angi, Inc. (a)(b)	991,732	5,623,120
IAC (a)	15,000	1,504,200
Meta Platforms, Inc. Class A (a)	1,475,725	328,142,211
Snap, Inc. Class A (a)	1,105,500	39,786,945
Twitter, Inc. (a)	188,900	7,308,541
Zoominfo Technologies, Inc. (a)	155,900	9,313,466
		1,369,100,500
Media - 0.5%
Advantage Solutions, Inc. Class A (a)	1,883,900	12,019,282
Altice U.S.A., Inc. Class A (a)	893,900	11,155,872
Comcast Corp. Class A	1,062,682	49,754,771
DISH Network Corp. Class A (a)	77,263	2,445,374
Liberty Broadband Corp. Class C (a)	237,000	32,070,840
S4 Capital PLC (a)	740,200	2,810,131
TechTarget, Inc. (a)	27,700	2,251,456
		112,507,726
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	918,938	117,945,692
TOTAL COMMUNICATION SERVICES		2,000,090,342
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.0%
Adient PLC (a)	175,764	7,165,898
Automobiles - 1.4%
Ferrari NV	47,591	10,379,121
Rivian Automotive, Inc. (b)	51,800	2,602,432
Tesla, Inc. (a)	276,950	298,441,320
		311,422,873
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	145,300	24,956,728
ARAMARK Holdings Corp.	678,194	25,500,094
Booking Holdings, Inc. (a)	34,500	81,021,525
Brinker International, Inc. (a)	200,500	7,651,080
Caesars Entertainment, Inc. (a)	492,786	38,121,925
Chipotle Mexican Grill, Inc. (a)	18,727	29,626,676
Churchill Downs, Inc.	152,250	33,766,005
Compass Group PLC	587	12,632
Domino's Pizza, Inc.	45,000	18,315,450
Dutch Bros, Inc. (b)	93,180	5,150,059
Flutter Entertainment PLC (a)	106,500	12,423,451
Hilton Worldwide Holdings, Inc. (a)	380,971	57,808,540
Lindblad Expeditions Holdings (a)	397,249	5,990,515
Marriott International, Inc. Class A (a)	329,700	57,944,775
McDonald's Corp.	38,309	9,473,050
Noodles & Co. (a)	862,335	5,148,140
Penn National Gaming, Inc. (a)	287,700	12,204,234
Planet Fitness, Inc. (a)	146,832	12,404,367
Restaurant Brands International, Inc.	167,200	9,768,658
Ruth's Hospitality Group, Inc.	229,301	5,246,407
Vail Resorts, Inc.	43,679	11,368,333
Wingstop, Inc.	44,927	5,272,183
		469,174,827
Household Durables - 0.2%
D.R. Horton, Inc.	196,420	14,635,254
Lennar Corp. Class A	219,676	17,831,101
Tempur Sealy International, Inc.	308,200	8,604,944
Tupperware Brands Corp. (a)	194,054	3,774,350
		44,845,649
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	229,942	749,599,423
eBay, Inc.	497,100	28,463,946
Farfetch Ltd. Class A (a)	231,400	3,498,768
Global-e Online Ltd. (a)	182,600	6,168,228
Wayfair LLC Class A (a)	31,718	3,513,720
		791,244,085
Multiline Retail - 0.6%
Dollar General Corp.	171,861	38,261,414
Dollar Tree, Inc. (a)	192,206	30,781,791
Kohl's Corp.	152,200	9,202,012
Nordstrom, Inc.	247,200	6,701,592
Ollie's Bargain Outlet Holdings, Inc. (a)	228,759	9,827,487
Target Corp.	108,700	23,068,314
		117,842,610
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.	1,079,911	18,142,505
Aritzia, Inc. (a)	190,700	7,784,203
Bath & Body Works, Inc.	213,474	10,204,057
Burlington Stores, Inc. (a)	235,850	42,964,795
Carvana Co. Class A (a)	82,510	9,842,618
Dick's Sporting Goods, Inc.	120,218	12,024,204
Five Below, Inc. (a)	169,629	26,864,145
Floor & Decor Holdings, Inc. Class A (a)	310,316	25,135,596
Lowe's Companies, Inc.	471,030	95,237,556
Ross Stores, Inc.	303,947	27,495,046
Sally Beauty Holdings, Inc. (a)	228,200	3,566,766
The Home Depot, Inc.	334,113	100,010,044
TJX Companies, Inc.	852,386	51,637,544
Victoria's Secret & Co. (a)	313,555	16,104,185
Warby Parker, Inc. (a)	330,000	11,157,300
		458,170,564
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	41,614	9,697,146
Canada Goose Holdings, Inc. (a)	81,700	2,146,818
Capri Holdings Ltd. (a)	1,576,302	81,006,160
Crocs, Inc. (a)	81,800	6,249,520
Deckers Outdoor Corp. (a)	91,917	25,164,117
Kontoor Brands, Inc.	238,232	9,850,893
Levi Strauss & Co. Class A (b)	410,426	8,110,018
lululemon athletica, Inc. (a)	100,467	36,693,562
LVMH Moet Hennessy Louis Vuitton SE	15,491	11,057,465
NIKE, Inc. Class B	697,852	93,902,965
On Holding AG	34,400	868,256
PVH Corp.	519,921	39,831,148
Ralph Lauren Corp.	68,670	7,789,925
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	83,500	3,403,460
Tapestry, Inc.	1,347,410	50,056,282
		385,827,735
TOTAL CONSUMER DISCRETIONARY		2,585,694,241
CONSUMER STAPLES - 5.6%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	80,700	31,349,529
Brown-Forman Corp. Class B (non-vtg.)	1,000	67,020
Celsius Holdings, Inc. (a)	5,500	303,490
Constellation Brands, Inc. Class A (sub. vtg.)	145,366	33,480,697
Diageo PLC	83,200	4,220,285
Keurig Dr. Pepper, Inc.	814,301	30,862,008
Molson Coors Beverage Co. Class B	59,300	3,165,434
Monster Beverage Corp. (a)	716,178	57,222,622
PepsiCo, Inc.	247,600	41,443,288
Primo Water Corp.	143,500	2,044,875
The Coca-Cola Co.	3,316,791	205,641,042
		409,800,290
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	44,700	3,022,167
Grocery Outlet Holding Corp. (a)	108,300	3,550,074
Performance Food Group Co. (a)	453,357	23,080,405
Sysco Corp.	62,700	5,119,455
U.S. Foods Holding Corp. (a)	591,608	22,262,209
Walgreens Boots Alliance, Inc.	3,300	147,741
Walmart, Inc.	704,500	104,914,140
		162,096,191
Food Products - 0.8%
Bunge Ltd.	113,000	12,521,530
Conagra Brands, Inc.	257,900	8,657,703
Darling Ingredients, Inc. (a)	67,700	5,441,726
Freshpet, Inc. (a)(b)	53,800	5,522,032
Laird Superfood, Inc. (a)	119,100	429,951
Lamb Weston Holdings, Inc.	595,775	35,692,880
Mondelez International, Inc.	1,049,312	65,875,807
Nomad Foods Ltd. (a)	210,100	4,744,058
Post Holdings, Inc. (a)	56,300	3,899,338
Sanderson Farms, Inc.	9,900	1,856,151
Sovos Brands, Inc.	77,700	1,101,786
The Real Good Food Co. LLC Class B unit	156,156	1,171,951
TreeHouse Foods, Inc. (a)	591,603	19,085,113
Tyson Foods, Inc. Class A	128,400	11,508,492
		177,508,518
Household Products - 1.2%
Colgate-Palmolive Co.	13,100	993,373
Energizer Holdings, Inc.	460,715	14,171,593
Kimberly-Clark Corp.	277,900	34,226,164
Procter & Gamble Co.	1,208,793	184,703,570
Reckitt Benckiser Group PLC	18,000	1,373,147
Reynolds Consumer Products, Inc.	647,220	18,989,435
The Clorox Co.	139,100	19,339,073
		273,796,355
Personal Products - 0.3%
BellRing Brands, Inc. (a)	41,157	949,904
Edgewell Personal Care Co. (b)	150,343	5,513,078
Estee Lauder Companies, Inc. Class A	37,000	10,075,840
Herbalife Nutrition Ltd. (a)	810,913	24,619,319
Shiseido Co. Ltd.	58,000	2,929,492
The Beauty Health Co. (a)	135,000	2,278,800
The Beauty Health Co. (c)	600,000	10,128,000
The Honest Co., Inc. (b)	228,140	1,188,609
Unilever PLC	106,095	4,817,009
		62,500,051
Tobacco - 0.7%
Altria Group, Inc.	1,027,167	53,669,476
Philip Morris International, Inc.	932,353	87,585,241
RLX Technology, Inc. ADR (a)(b)	1,151,400	2,061,006
		143,315,723
TOTAL CONSUMER STAPLES		1,229,017,128
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	196,954	7,171,095
Expro Group Holdings NV (a)(b)	82,700	1,470,406
Halliburton Co.	1,455,900	55,134,933
Helmerich & Payne, Inc. (b)	115,700	4,949,646
Liberty Oilfield Services, Inc. Class A (a)	677,400	10,039,068
Nextier Oilfield Solutions, Inc. (a)	454,800	4,202,352
Oceaneering International, Inc. (a)	503,351	7,630,801
Schlumberger Ltd.	379,400	15,673,014
U.S. Silica Holdings, Inc. (a)	566,400	10,569,024
Weatherford International PLC (a)	196,700	6,550,110
		123,390,449
Oil, Gas & Consumable Fuels - 3.4%
Africa Oil Corp.	430,476	771,320
Antero Resources Corp. (a)	694,700	21,209,191
Canadian Natural Resources Ltd.	1,276,659	79,051,452
CVR Energy, Inc. (b)	66,400	1,695,856
Denbury, Inc. (a)	62,100	4,879,197
Energy Transfer LP	558,100	6,245,139
Exxon Mobil Corp.	3,250,038	268,420,638
Genesis Energy LP	2,221,000	26,007,910
Harbour Energy PLC	1,247,100	7,968,462
Hess Corp.	583,875	62,497,980
Imperial Oil Ltd.	340,800	16,492,741
Magnolia Oil & Gas Corp. Class A	83,700	1,979,505
MEG Energy Corp. (a)	5,107,900	69,745,113
Murphy Oil Corp.	665,600	26,883,584
Nextdecade Corp. (a)	133,000	880,460
Ovintiv, Inc.	155,200	8,391,664
Peabody Energy Corp. (a)	111,500	2,735,095
Phillips 66 Co.	498,259	43,044,595
Range Resources Corp. (a)	340,000	10,329,200
Targa Resources Corp.	162,900	12,294,063
Tellurian, Inc. (a)	564,100	2,989,730
Tourmaline Oil Corp.	422,400	19,461,857
Valero Energy Corp.	428,886	43,549,084
		737,523,836
TOTAL ENERGY		860,914,285
FINANCIALS - 11.1%
Banks - 4.9%
Bank of America Corp.	5,331,884	219,780,258
Bank of Ireland Group PLC (a)	3,771,100	24,229,695
BankUnited, Inc.	192,100	8,444,716
BNP Paribas SA	338,925	19,367,757
Citizens Financial Group, Inc.	987,434	44,760,383
Comerica, Inc.	189,917	17,174,194
JPMorgan Chase & Co.	947,177	129,119,169
M&T Bank Corp.	238,549	40,434,056
Piraeus Financial Holdings SA (a)	3,343,502	5,233,730
PNC Financial Services Group, Inc.	486,240	89,686,968
Signature Bank	96,393	28,290,382
Silvergate Capital Corp. (a)	67,400	10,148,418
Societe Generale Series A	913,202	24,480,535
Standard Chartered PLC (United Kingdom)	2,499,884	16,754,828
Starling Bank Ltd. Series D (a)(c)(d)	4,618,325	14,305,662
SVB Financial Group (a)	52,162	29,182,031
U.S. Bancorp	1,289,779	68,551,754
UniCredit SpA	1,681,758	18,142,386
Wells Fargo & Co.	4,912,731	238,070,944
Wintrust Financial Corp.	241,721	22,463,133
		1,068,620,999
Capital Markets - 2.6%
Bank of New York Mellon Corp.	2,301,071	114,202,154
BlackRock, Inc. Class A	114,174	87,248,346
Brookfield Asset Management, Inc. Class A	408,723	23,121,460
Cboe Global Markets, Inc.	209,985	24,026,484
Goldman Sachs Group, Inc.	81,265	26,825,577
Intercontinental Exchange, Inc.	799,336	105,608,272
Lazard Ltd. Class A	347,547	11,990,372
Morgan Stanley	264,626	23,128,312
Patria Investments Ltd.	898,838	16,008,305
S&P Global, Inc.	133,095	54,592,907
State Street Corp.	479,115	41,740,499
StepStone Group, Inc. Class A	649,243	21,463,974
Virtu Financial, Inc. Class A	535,800	19,942,476
		569,899,138
Consumer Finance - 0.7%
American Express Co.	260,560	48,724,720
Capital One Financial Corp.	414,323	54,396,467
OneMain Holdings, Inc.	943,111	44,712,893
		147,834,080
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	5,601,170	9,914,071
Jumo World Ltd. (d)	998	5,790,715
WeWork, Inc. (a)	1,657,300	11,302,786
		27,007,572
Insurance - 2.6%
AIA Group Ltd.	541,600	5,655,325
Arch Capital Group Ltd. (a)	668,349	32,361,459
Arthur J. Gallagher & Co.	347,527	60,678,214
Chubb Ltd.	108,000	23,101,200
Globe Life, Inc.	324,800	32,674,880
Hartford Financial Services Group, Inc.	939,878	67,492,639
Marsh & McLennan Companies, Inc.	522,291	89,008,832
Prudential PLC	461,854	6,818,477
Reinsurance Group of America, Inc.	160,200	17,535,492
The Travelers Companies, Inc.	1,125,804	205,718,165
Unum Group	434,800	13,700,548
		554,745,231
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	674,833	27,809,868
MGIC Investment Corp.	1,374,823	18,628,852
Mr. Cooper Group, Inc. (a)	20	913
		46,439,633
TOTAL FINANCIALS		2,414,546,653
HEALTH CARE - 12.6%
Biotechnology - 2.4%
ADC Therapeutics SA (a)	281,100	4,129,359
Agios Pharmaceuticals, Inc. (a)	200,000	5,822,000
Alnylam Pharmaceuticals, Inc. (a)	206,900	33,784,701
Ambrx Biopharma, Inc. ADR	150,000	618,000
Arcutis Biotherapeutics, Inc. (a)	233,100	4,489,506
Argenx SE ADR (a)	234,000	73,782,540
Ascendis Pharma A/S sponsored ADR (a)	267,700	31,417,272
Atara Biotherapeutics, Inc. (a)	540,000	5,016,600
Avid Bioservices, Inc. (a)	199,163	4,056,950
Beam Therapeutics, Inc. (a)(b)	120,000	6,876,000
BeiGene Ltd. ADR (a)	31,500	5,940,900
BioNTech SE ADR (a)	85,000	14,497,600
Blueprint Medicines Corp. (a)	150,000	9,582,000
Celldex Therapeutics, Inc. (a)	190,000	6,471,400
Century Therapeutics, Inc.	240,000	3,021,600
Cerevel Therapeutics Holdings (a)	400,000	14,004,000
Cytokinetics, Inc. (a)	507,400	18,677,394
Denali Therapeutics, Inc. (a)	200,000	6,434,000
Erasca, Inc.	750,000	6,450,000
Exelixis, Inc. (a)	480,000	10,881,600
Fate Therapeutics, Inc. (a)(b)	108,000	4,187,160
Forma Therapeutics Holdings, Inc. (a)	112,791	1,048,956
Generation Bio Co. (a)	240,000	1,761,600
Graphite Bio, Inc.	236,200	1,204,620
Imago BioSciences, Inc.	90,000	1,734,300
Innovent Biologics, Inc. (a)(e)	2,280,000	7,672,505
Instil Bio, Inc. (a)	440,000	4,730,000
Intellia Therapeutics, Inc. (a)	150,000	10,900,500
Janux Therapeutics, Inc.	160,000	2,294,400
Keros Therapeutics, Inc. (a)	126,000	6,851,880
Kymera Therapeutics, Inc. (a)	130,000	5,501,600
Legend Biotech Corp. ADR (a)	80,000	2,907,200
Mirati Therapeutics, Inc. (a)	100,000	8,222,000
Nuvalent, Inc. Class A (a)	157,400	2,186,286
Poseida Therapeutics, Inc. (a)	500,000	2,240,000
Prelude Therapeutics, Inc. (a)	193,843	1,337,517
PTC Therapeutics, Inc. (a)	320,000	11,939,200
Regeneron Pharmaceuticals, Inc. (a)	92,500	64,603,850
Relay Therapeutics, Inc. (a)	410,700	12,292,251
Repare Therapeutics, Inc. (a)	138,200	1,967,968
Revolution Medicines, Inc. (a)	236,200	6,025,462
Sarepta Therapeutics, Inc. (a)	120,000	9,374,400
Scholar Rock Holding Corp. (a)	60,000	773,400
Shattuck Labs, Inc. (a)	280,000	1,192,800
Stoke Therapeutics, Inc. (a)	157,500	3,315,375
TG Therapeutics, Inc. (a)	870,000	8,273,700
Twist Bioscience Corp. (a)	175,000	8,641,500
uniQure B.V. (a)	180,000	3,252,600
Vaxcyte, Inc. (a)	280,000	6,762,000
Vertex Pharmaceuticals, Inc. (a)	84,000	21,921,480
Verve Therapeutics, Inc.	70,000	1,597,400
Xencor, Inc. (a)	400,000	10,672,000
Xenon Pharmaceuticals, Inc. (a)	93,500	2,858,295
Zai Lab Ltd. (a)	1,800,000	8,194,799
Zentalis Pharmaceuticals, Inc. (a)	335,000	15,456,900
		529,849,326
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	3,585,000	158,779,650
DexCom, Inc. (a)	28,000	14,324,800
Envista Holdings Corp. (a)	670,000	32,635,700
Hologic, Inc. (a)	190,000	14,595,800
Insulet Corp. (a)	317,961	84,701,631
Intuitive Surgical, Inc. (a)	42,000	12,670,560
Masimo Corp. (a)	115,000	16,737,100
Novocure Ltd. (a)	80,000	6,628,000
Outset Medical, Inc. (a)	240,000	10,896,000
Penumbra, Inc. (a)	390,000	86,630,700
PROCEPT BioRobotics Corp. (b)	182,659	6,391,238
ResMed, Inc.	150,000	36,376,500
Tandem Diabetes Care, Inc. (a)	210,000	24,420,900
		505,788,579
Health Care Providers & Services - 3.6%
1Life Healthcare, Inc. (a)	500,000	5,540,000
agilon health, Inc. (a)	1,400,000	35,490,000
Alignment Healthcare, Inc. (a)	850,000	9,545,500
Cano Health, Inc. (a)(b)	2,350,000	14,922,500
Centene Corp. (a)	850,000	71,561,500
Cigna Corp.	320,000	76,675,200
Guardant Health, Inc. (a)	140,000	9,273,600
HCA Holdings, Inc.	50,000	12,531,000
Humana, Inc.	295,000	128,375,150
LifeStance Health Group, Inc.	1,274,750	12,887,723
Oak Street Health, Inc. (a)	1,670,000	44,889,600
Rede D'Oregon Sao Luiz SA (e)	1,500,000	15,721,322
Surgery Partners, Inc. (a)	500,000	27,525,000
The Oncology Institute, Inc. (c)	761,936	5,432,604
UnitedHealth Group, Inc.	590,000	300,882,300
		771,252,999
Health Care Technology - 0.3%
Change Healthcare, Inc. (a)	600,000	13,080,000
Definitive Healthcare Corp.	160,000	3,944,000
Doximity, Inc. (b)	210,000	10,938,900
Health Catalyst, Inc. (a)	56,942	1,487,894
Inspire Medical Systems, Inc. (a)	114,000	29,262,660
Medlive Technology Co. Ltd. (e)	800,000	798,449
Phreesia, Inc. (a)	200,000	5,272,000
		64,783,903
Life Sciences Tools & Services - 2.4%
10X Genomics, Inc. (a)	128,000	9,736,960
Agilent Technologies, Inc.	154,000	20,378,820
Avantor, Inc. (a)	560,000	18,939,200
Bio-Rad Laboratories, Inc. Class A (a)	42,000	23,655,660
Bruker Corp.	480,000	30,864,000
Charles River Laboratories International, Inc. (a)	100,000	28,397,000
Danaher Corp.	542,000	158,984,860
Eden Biologics, Inc. (a)(d)	1,008,062	0
Lonza Group AG	50,000	36,372,491
Maravai LifeSciences Holdings, Inc. (a)	417,900	14,739,333
Olink Holding AB ADR (a)	350,000	6,181,000
Sartorius Stedim Biotech	23,518	9,691,253
Seer, Inc. (a)	280,000	4,267,200
Stevanato Group SpA	350,000	7,042,000
Thermo Fisher Scientific, Inc.	208,000	122,855,200
West Pharmaceutical Services, Inc.	78,000	32,035,380
		524,140,357
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	220,000	14,806,000
AstraZeneca PLC (United Kingdom)	320,000	42,436,175
Bristol-Myers Squibb Co.	600,000	43,818,000
Chime Biologics Ltd. (a)(d)	1,008,062	525,029
Eli Lilly & Co.	484,000	138,603,080
Pharvaris BV (a)	208,000	3,889,600
Pliant Therapeutics, Inc. (a)	184,000	1,289,840
Roche Holding AG (participation certificate)	99,000	39,170,524
Royalty Pharma PLC	1,280,000	49,868,800
Theseus Pharmaceuticals, Inc.	180,000	2,075,400
UCB SA	64,000	7,678,260
		344,160,708
TOTAL HEALTH CARE		2,739,975,872
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	68,500	9,434,505
HEICO Corp. Class A	120,961	15,341,484
L3Harris Technologies, Inc.	175,410	43,584,123
Lockheed Martin Corp.	37,800	16,684,920
Northrop Grumman Corp.	37,700	16,860,194
Raytheon Technologies Corp.	741,398	73,450,300
The Boeing Co. (a)	522,300	100,020,450
		275,375,976
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	409,100	13,684,395
Airlines - 0.3%
JetBlue Airways Corp. (a)	4,400,100	65,781,495
Building Products - 1.1%
Carlisle Companies, Inc.	279,678	68,778,414
Fortune Brands Home & Security, Inc.	836,776	62,155,721
The AZEK Co., Inc. (a)	1,301,100	32,319,324
Trane Technologies PLC	467,010	71,312,427
		234,565,886
Commercial Services & Supplies - 0.6%
Cintas Corp.	125,928	53,568,512
Copart, Inc. (a)	63,402	7,955,049
CoreCivic, Inc. (a)	368,400	4,115,028
Waste Connections, Inc. (United States)	464,772	64,928,648
		130,567,237
Construction & Engineering - 0.4%
Quanta Services, Inc.	26,500	3,487,665
Willscot Mobile Mini Holdings (a)	1,853,800	72,539,194
		76,026,859
Electrical Equipment - 0.5%
AMETEK, Inc.	774,832	103,192,126
Plug Power, Inc. (a)(b)	120,100	3,436,061
Regal Rexnord Corp.	79,400	11,813,132
		118,441,319
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	223,513	43,491,160
Roper Technologies, Inc.	203,300	96,004,359
		139,495,519
Machinery - 2.2%
AGCO Corp.	419,100	61,201,173
Caterpillar, Inc.	518,783	115,595,228
Chart Industries, Inc. (a)(b)	295,900	50,826,743
Columbus McKinnon Corp. (NY Shares)	431,500	18,295,600
Deere & Co.	236,500	98,256,290
Fortive Corp.	1,174,394	71,555,826
IDEX Corp.	235,971	45,242,720
ITT, Inc.	320,600	24,112,326
		485,085,906
Marine - 0.1%
Eagle Bulk Shipping, Inc.	131,800	8,976,898
Genco Shipping & Trading Ltd.	262,900	6,209,698
		15,186,596
Professional Services - 0.3%
Equifax, Inc.	139,756	33,136,148
TransUnion Holding Co., Inc.	393,295	40,643,105
		73,779,253
Road & Rail - 1.6%
CSX Corp.	2,872,178	107,563,066
Landstar System, Inc.	276,485	41,702,233
Lyft, Inc. (a)	192,900	7,407,360
Old Dominion Freight Lines, Inc.	197,683	59,043,958
Uber Technologies, Inc. (a)	1,783,112	63,621,436
Union Pacific Corp.	230,016	62,842,671
		342,180,724
Trading Companies & Distributors - 0.0%
Air Lease Corp. Class A	130,200	5,813,430
TOTAL INDUSTRIALS		1,975,984,595
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.	787,600	43,916,576
Electronic Equipment & Components - 0.5%
Cognex Corp.	215,622	16,635,237
Corning, Inc.	1,029,477	37,997,996
TE Connectivity Ltd.	269,041	35,238,990
Teledyne Technologies, Inc. (a)	23,700	11,201,331
Trimble, Inc. (a)	102,453	7,390,959
		108,464,513
IT Services - 4.2%
Affirm Holdings, Inc. (a)(b)	178,800	8,274,864
Akamai Technologies, Inc. (a)	402,205	48,019,255
Block, Inc. Class A (a)	27,500	3,729,000
Capgemini SA	410,217	91,895,018
Cognizant Technology Solutions Corp. Class A	1,366,777	122,558,894
Cyxtera Technologies, Inc. (c)	319,903	3,909,215
Cyxtera Technologies, Inc. Class A (a)	393,400	4,807,348
DXC Technology Co. (a)	165,783	5,409,499
ExlService Holdings, Inc. (a)	117,866	16,886,662
Gartner, Inc. (a)	102,135	30,381,077
Global Payments, Inc.	335,100	45,855,084
GoDaddy, Inc. (a)	551,100	46,127,070
MasterCard, Inc. Class A	350,200	125,154,476
MongoDB, Inc. Class A (a)	122,700	54,428,493
PayPal Holdings, Inc. (a)	583,252	67,453,094
Repay Holdings Corp. (a)	1,032,038	15,243,201
Snowflake, Inc. (a)	60,900	13,954,017
StoneCo Ltd. Class A (a)	145,800	1,705,860
Thoughtworks Holding, Inc.	75,500	1,571,155
Twilio, Inc. Class A (a)	225,600	37,181,136
Visa, Inc. Class A	697,600	154,706,752
Wix.com Ltd. (a)	153,000	15,982,380
Worldline SA (a)(e)	154,600	6,709,671
		921,943,221
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	492,271	53,824,911
Analog Devices, Inc.	1,008,361	166,561,070
Intel Corp.	1,097,700	54,402,012
Lam Research Corp.	15,800	8,494,238
Marvell Technology, Inc.	355,044	25,460,205
Microchip Technology, Inc.	961,804	72,269,953
Micron Technology, Inc.	1,655,011	128,908,807
NVIDIA Corp.	63,900	17,435,754
onsemi (a)	190,600	11,933,466
Skyworks Solutions, Inc.	181,263	24,158,733
		563,449,149
Software - 11.9%
Adobe, Inc. (a)	430,549	196,166,735
Alteryx, Inc. Class A (a)	148,700	10,636,511
Anaplan, Inc. (a)	1,075,300	69,948,265
Aspen Technology, Inc. (a)	172,800	28,575,936
Autodesk, Inc. (a)	361,832	77,558,689
AvidXchange Holdings, Inc.	56,800	457,240
Blackbaud, Inc. (a)	245,900	14,722,033
Blend Labs, Inc. (b)	284,300	1,620,510
Braze, Inc. (b)	25,800	1,069,926
Ceridian HCM Holding, Inc. (a)	387,200	26,468,992
Citrix Systems, Inc.	51,440	5,190,296
Constellation Software, Inc.	11,990	20,495,645
Coupa Software, Inc. (a)	122,400	12,439,512
Elastic NV (a)	302,300	26,889,585
Five9, Inc. (a)	24,800	2,737,920
GitLab, Inc.	18,500	1,007,325
HashiCorp, Inc.	21,500	1,161,000
HubSpot, Inc. (a)	71,104	33,770,134
Micro Focus International PLC	759,094	4,010,736
Microsoft Corp.	4,617,959	1,423,762,939
Mimecast Ltd. (a)	197,200	15,689,232
Momentive Global, Inc. (a)	329,600	5,359,296
New Relic, Inc. (a)	152,300	10,185,824
NortonLifeLock, Inc.	1,567,110	41,559,757
Palo Alto Networks, Inc. (a)(b)	174,430	108,584,419
PTC, Inc. (a)	361,757	38,968,464
Salesforce.com, Inc. (a)	1,031,238	218,952,452
Samsara, Inc. (b)	70,500	1,129,410
Smartsheet, Inc. (a)	67,800	3,714,084
Tenable Holdings, Inc. (a)	710,000	41,030,900
Workday, Inc. Class A (a)	319,089	76,409,052
Workiva, Inc. (a)	54,200	6,395,600
Zendesk, Inc. (a)	452,900	54,479,341
Zoom Video Communications, Inc. Class A (a)	88,700	10,398,301
		2,591,546,061
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	8,424,432	1,470,990,069
Western Digital Corp. (a)	345,014	17,129,945
		1,488,120,014
TOTAL INFORMATION TECHNOLOGY		5,717,439,534
MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	92,689	23,163,908
Albemarle Corp. U.S.	111,300	24,613,995
Ashland Global Holdings, Inc. (b)	32,900	3,237,689
CF Industries Holdings, Inc.	365,300	37,647,818
Corteva, Inc.	411,600	23,658,768
DuPont de Nemours, Inc.	257,407	18,940,007
Eastman Chemical Co.	37,700	4,224,662
Ecolab, Inc.	122,901	21,699,401
Element Solutions, Inc.	210,400	4,607,760
FMC Corp.	30,952	4,072,355
Huntsman Corp.	163,400	6,129,134
International Flavors & Fragrances, Inc.	121,920	16,011,754
Linde PLC	211,900	67,687,217
Livent Corp. (a)(b)	202,300	5,273,961
LyondellBasell Industries NV Class A	131,200	13,489,984
Nutrien Ltd.	199,700	20,641,710
Olin Corp.	244,284	12,771,168
PPG Industries, Inc.	97,000	12,713,790
RPM International, Inc. (b)	63,900	5,204,016
Sherwin-Williams Co.	105,183	26,255,780
The Mosaic Co.	314,100	20,887,650
The Scotts Miracle-Gro Co. Class A (b)	21,500	2,643,640
Tronox Holdings PLC	999,300	19,776,147
Wacker Chemie AG	20,600	3,526,559
		398,878,873
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	33,322	12,825,305
Summit Materials, Inc. (a)	138,640	4,306,158
Vulcan Materials Co.	69,800	12,822,260
		29,953,723
Containers & Packaging - 0.2%
Aptargroup, Inc.	48,300	5,675,250
Avery Dennison Corp.	52,800	9,185,616
Ball Corp.	154,200	13,878,000
Crown Holdings, Inc.	104,695	13,096,298
Packaging Corp. of America	36,200	5,651,182
		47,486,346
Metals & Mining - 0.7%
Alcoa Corp.	304,200	27,387,126
Commercial Metals Co.	170,356	7,090,217
Compass Minerals International, Inc. (b)	22,700	1,425,333
First Quantum Minerals Ltd.	464,900	16,094,766
Freeport-McMoRan, Inc.	818,300	40,702,242
Lundin Mining Corp.	394,600	3,999,186
Newmont Corp.	374,156	29,726,694
Reliance Steel & Aluminum Co.	55,700	10,212,595
Royal Gold, Inc.	32,100	4,535,088
Steel Dynamics, Inc.	53,200	4,438,476
		145,611,723
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	88,700	5,510,044
West Fraser Timber Co. Ltd.	38,000	3,126,569
		8,636,613
TOTAL MATERIALS		630,567,278
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	94,700	19,058,375
American Tower Corp.	265,904	66,800,403
Americold Realty Trust	195,014	5,436,990
Crown Castle International Corp.	305,400	56,376,840
CubeSmart	1,087,015	56,557,390
Digitalbridge Group, Inc. (a)	1,028,500	7,405,200
Douglas Emmett, Inc.	318,100	10,630,902
EastGroup Properties, Inc.	33,800	6,870,864
Equinix, Inc.	66,900	49,614,378
Equity Lifestyle Properties, Inc.	343,600	26,278,528
Essex Property Trust, Inc.	108,359	37,435,867
Four Corners Property Trust, Inc.	808,103	21,851,105
Invitation Homes, Inc.	531,451	21,353,701
Lamar Advertising Co. Class A	155,700	18,089,226
Mid-America Apartment Communities, Inc.	162,900	34,119,405
Phillips Edison & Co., Inc.	151,900	5,223,841
Prologis (REIT), Inc.	554,591	89,555,355
RLJ Lodging Trust	1,866,485	26,280,109
Ryman Hospitality Properties, Inc. (a)	33,700	3,126,349
SITE Centers Corp.	1,025,700	17,139,447
Spirit Realty Capital, Inc.	207,700	9,558,354
Terreno Realty Corp.	102,700	7,604,935
Ventas, Inc.	675,600	41,725,056
VICI Properties, Inc.	792,800	22,563,088
Washington REIT (SBI)	441,100	11,248,050
Welltower, Inc.	216,800	20,843,152
		692,746,910
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	231,900	21,223,488
Doma Holdings, Inc. Class A (a)	2,896,800	6,286,056
Jones Lang LaSalle, Inc. (a)	91,500	21,910,590
		49,420,134
TOTAL REAL ESTATE		742,167,044
UTILITIES - 2.6%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	266,618	26,600,478
Constellation Energy Corp.	446,559	25,118,944
Edison International	411,825	28,868,933
Entergy Corp.	198,000	23,116,500
Exelon Corp.	675,479	32,173,065
FirstEnergy Corp.	582,879	26,730,831
NextEra Energy, Inc.	1,143,501	96,865,970
OGE Energy Corp.	205,500	8,380,290
PG&E Corp. (a)	2,312,006	27,605,352
PPL Corp.	509,600	14,554,176
Southern Co.	688,955	49,956,127
		359,970,666
Gas Utilities - 0.0%
Southwest Gas Corp.	47,200	3,695,288
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class A	44,888	1,495,668
NextEra Energy Partners LP	112,075	9,342,572
Sunnova Energy International, Inc. (a)(b)	40,166	926,228
The AES Corp.	1,184,196	30,469,363
Vistra Corp.	713,778	16,595,339
		58,829,170
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	672,398	20,602,275
Dominion Energy, Inc.	425,613	36,164,337
NiSource, Inc.	568,052	18,064,054
Public Service Enterprise Group, Inc.	465,500	32,585,000
Sempra Energy	245,988	41,355,503
		148,771,169
TOTAL UTILITIES		571,266,293
TOTAL COMMON STOCKS (Cost $14,335,534,706)		21,467,663,265

Preferred Stocks - 0.3%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (c)(d)	236,672	14,625,004

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Asimov, Inc. Series B (c)(d)	35,044	3,247,902
Caris Life Sciences, Inc. Series D (c)(d)	1,077,331	7,175,024
Element Biosciences, Inc. Series C (c)(d)	195,016	3,209,963
ElevateBio LLC Series C (c)(d)	626,000	2,259,234
Inscripta, Inc. Series E (c)(d)	423,474	3,095,595
		18,987,718
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	416,172	4,128,426

Health Care Technology - 0.0%
Aledade, Inc. Series B1 (c)(d)	67,586	3,036,639
Omada Health, Inc. Series E (c)(d)	597,550	3,582,432
Wugen, Inc. Series B (c)(d)	155,150	881,252
		7,500,323
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	391,809	3,698,677
Galvanize Therapeutics Series B (c)(d)	1,112,588	1,926,208
		5,624,885
TOTAL HEALTH CARE		36,241,352

TOTAL CONVERTIBLE PREFERRED STOCKS		50,866,356
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	388,096	8,927,916

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Thriveworks TopCo LLC Series B (c)(d)(f)	141,317	4,056,252

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,984,168
TOTAL PREFERRED STOCKS (Cost $64,699,566)		63,850,524

U.S. Treasury Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.5% 4/7/22 to 6/30/22 (h) (Cost $10,641,307)	10,650,000	10,641,090

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (i)	246,760,421	246,809,773
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	99,693,304	99,703,273
TOTAL MONEY MARKET FUNDS (Cost $346,513,046)		346,513,046

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $14,757,388,625)	21,888,667,925
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(107,915,789)
NET ASSETS - 100.0%	21,780,752,136

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	662	Jun 2022	149,967,825	10,384,458	10,384,458

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,540,076 or 0.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,901,947 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,641,090.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,587,915
Ant International Co. Ltd. Class C	5/16/18	21,348,159
Aristea Therapeutics, Inc. Series B	10/06/20	2,160,317
Asimov, Inc. Series B	10/29/21	3,247,902
Caris Life Sciences, Inc. Series D	5/11/21	8,726,381
Circle Internet Financial Ltd. Series E	5/11/21	6,298,800
Cyxtera Technologies, Inc.	2/21/21	3,199,030
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,910,953
Element Biosciences, Inc. Series C	6/21/21	4,008,885
ElevateBio LLC Series C	3/09/21	2,626,070
Galvanize Therapeutics Series B	3/29/22	1,926,207
Inscripta, Inc. Series E	3/30/21	3,739,275
Omada Health, Inc. Series E	12/22/21	3,582,432
Reddit, Inc. Series F	8/11/21	14,625,004
Starling Bank Ltd. Series D	6/18/21	8,257,037
The Beauty Health Co.	12/08/20	6,000,000
The Oncology Institute, Inc.	6/28/21	7,619,360
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	4,056,252
Wugen, Inc. Series B	7/09/21	1,203,173

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	554,315,775	4,756,427,742	5,063,933,744	253,509	-	-	246,809,773	0.5%
Fidelity Securities Lending Cash Central Fund 0.31%	52,585,595	810,819,766	763,702,088	287,982	-	-	99,703,273	0.2%
Total	606,901,370	5,567,247,508	5,827,635,832	541,491	-	-	346,513,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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